ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
ENTITY-WIDE DISCLOSURES [Abstract]
Schedule of Revenues by Geographic Area
Revenues by geographical areas were as follows:

	Year ended December 31,
	2017	2016	2015

North America	$45,940	$38,769	$36,236
Europe	10,570	11,342	7,795
APAC	4,321	3,337	2,838
Israel	703	535	662
Other	564	511	637

	$62,098	$54,494	$48,168